                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07109

Morgan Stanley Insured Municipal Securities
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                 (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2006

Date of reporting period: July 31, 2006

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY INSURED MUNICIPAL SECURITIES
PORTFOLIO OF INVESTMENTS July 31, 2006 (unaudited)

         PRINCIPAL
         AMOUNT IN                                                                     COUPON      MATURITY
         THOUSANDS                                                                      RATE         DATE               VALUE
         ---------                                                                     ------       ------              -----

                     TAX-EXEMPT MUNICIPAL BONDS (96.1%)
                     General Obligation  (7.6%)
             2,000   Huntington Beach Union High School District, California,           5.00%       08/01/26           $2,075,400
                        Ser 2004 (FSA)
             1,000   Honolulu City & County, Hawaii, ROLS RR II R 237-3 (MBIA)         5.215++      03/01/26            1,099,330
               730   DuPage County Community Unit School District 200, Illinois,        5.25        10/01/22              775,158
                        Wheaton Warrenville Ser 2003 C (FSA)
             3,000   Illinois, First Ser 2002 (MBIA)                                   5.375        07/01/21            3,194,190
               595   Omaha Convention Hotel Corp, Nebraska, Ser 2002 A (Ambac)          5.50        04/01/18              638,417
               ---                                                                                                        -------
             7,325                                                                                                      7,782,495
             -----                                                                                                      ---------

                     Educational Facilities Revenue (6.1%)
             2,000   District of Columbia, National Academy of Sciences Ser 1999        5.00        01/01/19            2,072,380
                        A (Ambac)
             2,000   Broward County Educational Facilities Authority, Florida, Nova     5.00        04/01/31            2,057,800
                        Southeastern University Ser 2006 (AGC)
             1,000   University of Medicine & Dentistry, New Jersey, Ser A COPs         5.00        09/01/17            1,037,470
                        (MBIA)
             1,000   Southwest Higher Education Authority, Texas, Southern Methodist    5.50        10/01/18            1,076,390
             -----      University Ser 2002 (Ambac)                                                                     ---------
             6,000                                                                                                      6,244,040
             -----                                                                                                      ---------

                     Electric Revenue (10.4%)
             3,500   Southern California Public Power Authority, Mangolia Power         5.00        07/01/21            3,651,270
                        Ser A 2003 (Ambac)
             1,200   Arkansas River Power Authority, Colorado, Power Ser 2006           5.25        10/01/40            1,257,228
                        (XLCA)
             1,000   Long Island Power Authority, New York, Ser 2006 A (FGIC)           5.00        12/01/25            1,042,950
             3,000   South Carolina Public Service Authority, 2003 Refg Ser A           5.00        01/01/21            3,119,280
                        (Ambac)
             1,475   Wisconsin Public Power Inc, Power Supply Ser 2005 A  (Ambac)       5.00        07/01/37            1,513,896
             -----                                                                                                      ---------
            10,175                                                                                                     10,584,624
            ------                                                                                                     ----------

                     Hospital Revenue (5.8%)
             3,000   New York City Health & Hospitals Corporation, New York,            5.25        02/15/21            3,174,900
                        Health 2003 Ser B (Ambac)+
             2,600   New York State Dormitory Authority, FHA Insured Mtge 2004          5.25        08/15/19            2,761,798
             -----      Ser A (FSA)                                                                                    ---------
             5,600                                                                                                      5,936,698
             -----                                                                                                      ---------

                     Industrial Development/Pollution Control Revenue  (3.0%)
             3,000   Hawaii Department of Budget & Finance, Hawaiian Electric           5.00        12/01/22            3,068,910
             -----      Co Inc  Refg Ser 2003 B (AMT) (XLCA)                                                            ---------

                     Mortgage Revenue - Multi-Family (0.2%)
               160   Los Angeles Community Redevelopment Agency, California,            6.55        01/01/27              160,206
               ---       Refg Ser 1994 A (Ambac)                                                                          -------

                     Public Facilities Revenue (10.8%)
             1,350   Alaska Industrial Development & Export Authority, Lake             5.25        12/01/26            1,382,346
                        Dorothy Hydroelectric Ser 2006 (Ambac)

             4,000   Broward County School Board, Florida, Ser 2001 A COPs (FSA)        5.00        07/01/26            4,091,240
             1,700   Jacksonville, Florida, Excise Tax Refg Ser 2002 (AMT) (MBIA)       5.25        10/01/20            1,782,042
             2,000   Michigan Municipal Bond Authority, Ser 1994 A (FGIC)               6.00        12/01/13            2,014,300
             1,120   Oregon State Department of Administrative Services,                5.00        11/01/22            1,168,373
                        Ser 2005 B COPs (FGIC)
               510   Laredo ISD Public Facilities Corporation, Texas, Ser               5.00        08/01/24              520,506
               ---      2004 C (Ambac)                                                                                    -------
            10,680                                                                                                     10,958,807
            ------                                                                                                     ----------

                     Recreational Facilities Revenue (6.7%)
             2,000   Florida Department of Environmental Protection, Preservation       5.25        07/01/13            2,093,820
                        2000 Ser 1999 A (FGIC)
             2,500   Metropolitan Pier & Explosion Authority, Illinois, McCormick       5.25        06/15/42            2,615,200
                        Place Ser 2002 A (MBIA)
             1,000   Baltimore, Maryland, Convention Center Hotel Ser 2006 A (XLCA)     5.25        09/01/39            1,055,650
             1,000   Hamilton County, Ohio, Sales Tax Ser 2000 (Ambac)                  5.25        12/01/32            1,040,740
             -----                                                                                                      ---------
             6,500                                                                                                      6,805,410
             -----                                                                                                      ---------

                     Resource Recovery Revenue (2.9%)
             2,750   Massachusetts Development Finance Agency, SEMASS Ser 2001 A       5.625        01/01/16            2,983,585
             -----      (MBIA)                                                                                          ---------

                     Transportation Facilities Revenue (18.5%)
             1,500   Phoenix Civic Improvement Corporation, Arizona, Sr Lien            5.75        07/01/18            1,612,095
                        Airport Ser 2002 B (AMT) (FGIC)
             3,000   Denver City & County, Colorado, Airport Refg Ser 2000 A            6.00        11/15/18            3,218,820
                        (AMT) (Ambac)
             1,000   Metropolitan Washington Airports Authority, District of            5.00        10/01/20            1,032,070
                        Columbia & Virginia, Ser 2004 C-1  (AMT) (FSA)#
             2,000   Chicago, Illinois, O'Hare Int'l Airport Passenger Fee Ser         5.375        01/01/32            2,058,420
                         2001 A (AMT) (Ambac)
               500   Massachusetts Turnpike Authority, Metropolitan Highway            5.701++      01/01/37              525,780
                        ROLS RRII R 536 (MBIA)
             3,000   New Jersey Turnpike Authority, Ser 2003 A (FGIC)                   5.00        01/01/27            3,092,700
             2,000   Metropolitan Transportation Authority, New York, State             5.50        01/01/19            2,160,420
                        Service Contract Ser 2002 A (MBIA)
             1,000   Pennsylvania Turnpike Commission, 2004 Ser A (Ambac)               5.00        12/01/34            1,031,910
             3,000   Dallas Area Rapid Transportation, Texas, Ser 2001 (Ambac)          5.00        12/01/26            3,066,660
             1,000   Harris County, Texas, Toll Road Sr Lien Ser 2005 A (FSA)           5.25        08/15/35            1,037,110
             -----                                                                                                      ---------
            18,000                                                                                                     18,835,985
            ------                                                                                                     ----------

                     Water & Sewer Revenue (18.4%)
             1,000   Cottonwood, Arizona, Water Sr Lien Ser 2006 (XLCA)                 5.00        07/01/35            1,029,520
             1,000   Los Angeles Department of Water & Power, California, Water         5.00        07/01/25            1,039,370
                        2004 Ser C (MBIA)
             1,000   Sacramento County Sanitation District, California, Ser 2006        5.00        12/01/28            1,041,340
                        (FGIC)
             1,000   Kansas Development Finance Authority, Public Water Supply          5.50        04/01/21            1,057,180
                        Ser 2000-2 (Ambac)
             2,000   Detroit, Michigan, Water Supply Sr Lien Ser 2001 A (FGIC)          5.00        07/01/30            2,033,440
             1,000   New York City Municipal Water Finance Authority, New York,         5.00        06/15/27            1,038,050
                        2005 Ser C (MBIA)
             2,000   Toledo, Ohio, Waterworks Impr & Refg Ser 1999 (FGIC)               4.75        11/15/17            2,058,740

                     Houston, Texas,
             2,000      Combined Utility Refg 2004 Ser A (FGIC)                         5.25        05/15/23            2,124,500
             2,000      Water & Sewer Jr Lien Refg Ser 2001 A (FSA)                     5.50        12/01/16            2,153,840
                     San Antonio, Texas,
             2,000      Water & Refg Ser 2002 (FSA)                                     5.00        05/15/28            2,042,660
               950      Water & Refg Ser 2002 A (FSA)                                   5.00        05/15/32              968,810
             2,000   King County, Washington, Sewer Refg 2001 (FGIC)                   5.125        01/01/20            2,100,080
             -----                                                                                                      ---------
            17,950                                                                                                     18,687,530
            ------                                                                                                     ----------

                     Other Revenue (5.7%)
             2,000   Golden State Tobacco Securitization Corporation, California,       5.00        06/01/38            2,052,300
                        Enhanced Asset Backed Ser 2005 A (FGIC)
                     New York City Transitional Finance Authority, New York,
             2,000      2003 Ser D (MBIA)                                               5.25        02/01/20            2,134,200
             1,500      2004 Ser C (MBIA)                                               5.00        02/01/21            1,563,285
             -----                                                                                                      ---------
             5,500                                                                                                      5,749,785
             -----                                                                                                      ---------
            93,640   TOTAL TAX-EXEMPT MUNICIPAL BONDS (Cost $94,369,884)                                               97,798,075
            ------                                                                                                     ----------

                     SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (3.0%)
             1,400   Illinois Financing Authority, Ser 2005 B (Demand 08/01/06)        3.70*        05/15/35            1,400,000
                     Missouri Health & Educational Facilities Authority,
               300      Cox Health Ser 1997 (MBIA) (Demand 08/01/06)                   3.64*        06/01/15              300,000
             1,000      Washington University Ser 1996 C (Demand 08/01/06)             3.68*        03/01/40            1,000,000
               400   Reno, Nevada, Saint Mary's Regional Medical Center Ser 1998 B     3.65*        05/15/23              400,000
               ---      (MBIA) (Demand 08/01/06)                                                                          -------

             3,100   TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (Cost $3,100,000)                                3,100,000
             -----                                                                                                      ---------

           $96,740   TOTAL INVESTMENTS (Cost $97,469,884)(a)(b)                        99.1%                          100,898,075
           =======
                     OTHER ASSETS IN EXCESS OF LIABILITIES                              0.9                               880,185
                                                                                        ---                               -------
                     NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                     100.0%                         $101,778,260
                                                                                      ======                          ===========

----------------------

    AMT     Alternative Minimum Tax.
    COPs    Certificates of Participation.
    ROLS    Reset Option Longs (Illiquid Securities).
     +      A portion of this security has been physically segregated in connection with open futures contracts in the amount of $72,500 .
     ++     Current coupon rate for inverse floating rate municipal obligation.
            This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $1,625,110 which represents 1.6%
            of net assets applicable to common shareholders.
      *     Current coupon of variable rate demand obligation.
      #     Joint exemption in locations shown.
     (a)    Securities have been designated as collateral in an amount equal to
            $15,579,063 in connection with open futures contracts.
     (b)    The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $3,533,413 and the aggregate gross unrealized depreciation is $105,222, resulting in net unrealized appreciation of $3,428,191.

  Bond Insurance:
  ---------------
     AGC    Assured Guaranty Corporation.
    Ambac   Ambac Assurance Corporation.
    FGIC    Financial Guaranty Insurance Company.
     FSA    Financial Security Assurance Inc.
    MBIA    Municipal Bond Investors Assurance Corporation.
    XLCA    XL Capital Assurance Inc.

FUTURES CONTRACTS OPEN AT JULY 31, 2006:

   NUMBER OF                                  DESCRIPTION, DELIVERY                UNDERLYING FACE              UNREALIZED
   CONTRACTS          LONG/SHORT                  MONTH AND YEAR                   AMOUNT AT VALUE             DEPRECIATION
----------------    ---------------    ---------------------------------   ----------------------------     ---------------------

      50                Short             U.S. Treasury Notes 10 Year              $(5,301,563)                $(39,981)
                                                September 2006
     100                Short              U.S. Treasury Notes 5 Year              (10,421,875)                 (32,306)
                                                September 2006
                                                                                                            ---------------------
                                        Total Unrealized Depreciation ................................         $(72,287)
                                                                                                            =====================

                        GEOGRAPHIC SUMMARY OF INVESTMENTS
             BASED ON MARKET VALUE AS A PERCENT OF TOTAL INVESTMENTS

Alaska                                                             1.4%
Arizona                                                            2.6
California                                                         9.9
Colorado                                                           4.4
District of Columbia                                               3.1
Florida                                                            9.9
Hawaii                                                             4.1
Illinois                                                          10.0
Kansas                                                             1.0
Maryland                                                           1.0
Massachusetts                                                      3.5
Michigan                                                           4.0
Missouri                                                           1.3
Nebraska                                                           0.6
Nevada                                                             0.4
New Jersey                                                         4.1
New York                                                          13.8
Ohio                                                               3.1
Oregon                                                             1.2
Pennsylvania                                                       1.0
South Carolina                                                     3.1
Texas                                                             12.9
Virginia                                                           1.0
Washington                                                         2.1
Wisconsin                                                          1.5
Joint Exemptions*                                                 (1.0)
                                                                  -----
Total(+)                                                         100.0%
                                                                 ======

---------

*     Joint exemptions have been included in each geographic location.

(+)   Does not include open short futures contracts with an underlying face amount of $15,723,438 with unrealized depreciation of $72,287.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Insured Municipal Securities

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 21, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 21, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 21, 2006

                                       3

                                                                    EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.        I have reviewed this report on Form N-Q of Morgan Stanley Insured
          Municipal Securities;

2.        Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.        Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.        The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

          (a)       Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information
                    relating to the registrant, including its consolidated
                    subsidiaries, is made known to us by others within those
                    entities, particularly during the period in which this
                    report is being prepared;

          (b)       Omitted;

          (c)       Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our
                    conclusions about the effectiveness of the disclosure
                    controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation;
                    and

          (d)       Disclosed in this report any change in the registrant's
                    internal control over financial reporting that occurred
                    during the second fiscal quarter of the period covered by
                    this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal
                    control over financial reporting; and

5.        The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

          (a)       All significant deficiencies and material weaknesses in the design or operation of internal control over financial
                    reporting which are reasonably likely to adversely affect
                    the registrant's ability to record, process, summarize, and report financial information; and

          (b)       Any fraud, whether or not material, that involves management or other employees who have a significant role in the
                    registrant's internal control over financial reporting.

Date: September 21, 2006
                                            /s/ Ronald E. Robison
                                            Ronald E. Robison
                                            Principal Executive Officer

                                       4

                                                                    EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.        I have reviewed this report on Form N-Q of Morgan Stanley Insured
          Municipal Securities;

2.        Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.        Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.        The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

          (a)       Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information
                    relating to the registrant, including its consolidated
                    subsidiaries, is made known to us by others within those
                    entities, particularly during the period in which this
                    report is being prepared;

          (b)       Omitted;

          (c)       Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our
                    conclusions about the effectiveness of the disclosure
                    controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation;
                    and

          (d)       Disclosed in this report any change in the registrant's
                    internal control over financial reporting that occurred
                    during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial
                    reporting; and

5.        The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

          (a)       All significant deficiencies and material weaknesses in the design or operation of internal control over financial
                    reporting which are reasonably likely to adversely affect
                    the registrant's ability to record, process, summarize, and report financial information; and

          (b)       Any fraud, whether or not material, that involves management or other employees who have a significant role in the
                    registrant's internal control over financial reporting.

Date: September 21, 2006
                                            /s/ Francis Smith
                                            Francis Smith
                                            Principal Financial Officer

                                       5